EMPLOYEE BENEFITS AND DEFERRED COMPENSATION AND SUPPLEMENTAL RETIREMENT PLANS	12 Months Ended
Dec. 31, 2013
Pension and Postretirement Benefits [Abstract]
EMPLOYEE BENEFITS AND DEFERRED COMPENSATION AND SUPPLEMENTAL RETIREMENT PLANS

NOTE 12: Employee Benefits and Deferred Compensation and Supplemental Retirement Plans

The Company has a noncontributory defined benefit pension plan covering substantially all employees. The plan provides defined benefits based on years of service and final average salary. On May 14, 2012, the Company informed its employees of its decision to freeze participation and benefit accruals under the plan, primarily to reduce some of the volatility in earnings that can accompany the maintenance of a defined benefit plan. The freeze became effective June 30, 2012. Compensation earned by employees up to June 30, 2012 is used for purposes of calculating benefits under the plan but there will be no future benefit accruals after this date. Participants as of June 30, 2012 will continue to earn vesting credit with respect to their frozen accrued benefits as they continue to work. In addition, the Company provides certain health and life insurance benefits for a limited number of eligible retired employees. The healthcare plan is contributory with participants’ contributions adjusted annually; the life insurance plan is noncontributory. Employees with less than 14 years of service as of January 1, 1995, are not eligible for the health and life insurance retirement benefits.

The following tables set forth the changes in the plans’ benefit obligations, fair value of plan assets and the plans’ funded status as of December 31:

	Pension Benefits		Postretirement Benefits
(In thousands)	2013	2012	2013	2012
Change in benefit obligations:
Benefit obligations at beginning of year	$9,465	$10,167	$450	$401
Service cost	-	166	-	-
Interest cost	379	397	18	17
Actuarial (gain) loss	(1,277)	863	(28)	68
Curtailment gain	-	(1,919)	-	-
Benefits paid	(234)	(209)	(38)	(36)
Benefit obligations at end of year	8,333	9,465	402	450
Change in plan assets:
Fair value of plan assets at beginning of year	10,786	7,549	-	-
Actual return on plan assets	2,139	846	-	-
Benefits paid	(234)	(209)	(38)	(36)
Employer contributions	-	2,600	38	36
Fair value of plan assets at end of year	12,691	10,786	-	-
Funded Status - asset (liability)	$4,358	$1,321	$(402)	$(450)

Amounts recognized in accumulated other comprehensive loss as of December 31 are as follows:

	Pension Benefits		Postretirement Benefits
(In thousands)	2013	2012	2013	2012
Net loss, net of curtailment gain	$1,543	$4,466	$94	$142
Tax Effect	617	1,786	38	57
	$926	$2,680	$56	$85

Gains and losses in excess of 10% of the greater of the benefit obligation or the fair value of assets are amortized over the average remaining service period of active participants.

The accumulated benefit obligation for the defined benefit pension plan was $8,333,000 and $9,465,000 at December 31, 2013 and 2012, respectively. The postretirement plan had an accumulated benefit obligation of $402,000 and $450,000 at December 31, 2013 and 2012, respectively.

The significant assumptions used in determining the benefit obligations as of December 31, are as follows:

	Pension Benefits		Postretirement Benefits
	2013	2012	2013	2012
Weighted average discount rate	4.95%	4.05%	4.95%	4.05%
Rate of increase in future compensation levels	-	-	-	-

Assumed health care cost trend rates have a significant effect on the amounts reported for the postretirement health care plan. The annual rates of increase in the per capita cost of covered medical and prescription drug benefits for future years were assumed to be 7.0% for 2014, gradually decreasing to 5.00% in 2018 and remain at that level thereafter.

The composition of the net periodic benefit plan cost for the three months ended March 31 is as follows:

	(Unaudited)		(Unaudited)
	Pension Benefits		Postretirement Benefits
(In thousands)	2014	2013	2014	2013

Service cost	$-	$-	$-	$-
Interest cost	102	95	5	4
Expected return on plan assets	(236)	(214)	-	-
Amortization of transition obligation	-	-	-	-
Amortization of net losses	8	90	3	5
Net periodic benefit plan (benefit) cost	$(126)	$(29)	$8	$9

The composition of the net periodic benefit plan cost for the years ended December 31 is as follows:

	Pension Benefits		Postretirement Benefits
	2013	2012	2013	2012
(In thousands)
Service cost	$-	$166	$-	$-
Interest cost	379	397	18	17
Expected return on plan assets	(854)	(809)	-	-
Amortization of transition obligation	-	-	-	2
Amortization of net losses	361	381	20	13
Net periodic benefit plan (benefit) cost	$(114)	$135	$38	$32

The Company will evaluate the need for further contributions to the defined benefit pension plan during 2014. The prepaid pension asset is recorded in other assets on the statement of condition as of March 31, 2014, December 31, 2013 and 2012.

The significant assumptions used in determining the net periodic benefit plan cost for years ended December 31, were as follows:

	Pension Benefits		Postretirement Benefits
	2013	2012	2013	2012
Weighted average discount rate	4.05%	4.40%	4.05%	4.40%
Expected long term rate of return on plan assets	8.00%	8.00%	-	-
Rate of increase in future compensation levels	-	-	-	-

The long term rate of return on assets assumption was set based on historical returns earned by equities and fixed income securities, adjusted to reflect expectations of future returns as applied to the plan’s target allocation of asset classes. Equities and fixed income securities were assumed to earn real rates of return in the ranges of 5.0%-9.0% and 2.0%-6.0%, respectively. The long-term inflation rate was estimated to be 3.0%. When these overall return expectations are applied to the plan’s target allocation, the expected rate of return was determined to be in the range of 7.0% to 11.0%. Management has chosen to use a 7.5% expected long-term rate of return to reflect current economic conditions and expected returns.

The estimated net actuarial loss that will be amortized from accumulated other comprehensive loss into net periodic benefit plan cost during 2014 is $30,000. The estimated amortization of the unrecognized transition obligation and actuarial loss for the post retirement health plan in 2014 is $13,000. The expected net periodic benefit plan cost for 2014 is estimated at a $474,000 negative expense for both retirement plans.

Plan assets are invested in diversified investment funds of the RSI Retirement Trust (the “Trust”), a private placement investment fund. The investment funds include a series of equity and bond mutual funds or commingled trust funds, each with its own investment objectives, investment strategies and risks, as detailed in the Statement of Investment Objectives and Guidelines. The Trust has been given discretion by the Plan Sponsor to determine the appropriate strategic asset allocation versus plan liabilities, as governed by the Trust’s Statement of Investment Objectives and Guidelines.

The long-term investment objectives are to maintain plan assets at a level that will sufficiently cover long-term obligations and to generate a return on plan assets that will meet or exceed the rate at which long-term obligations will grow. A broadly diversified combination of equity and fixed income portfolios and various risk management techniques are used to help achieve these objectives.

In addition, significant consideration is paid to the plan’s funding levels when determining the overall asset allocation. If the plan is considered to be well-funded, approximately 65% of the plan’s assets are allocated to equities and approximately 35% allocated to fixed-income. Asset rebalancing normally occurs when the equity and fixed-income allocations vary by more than 10% from their respective targets (i.e., a 10% policy range guideline).

The investment goal is to achieve investment results that will contribute to the proper funding of the pension plan by exceeding the rate of inflation over the long-term. In addition, investment managers for the Trust are expected to provide above average performance when compared to their peer managers. Performance volatility is also monitored. Risk/volatility is further managed by the distinct investment objectives of each of the Trust funds and the diversification within each fund.

Pension plan assets measured at fair value are summarized below:

	At December 31, 2013
				Total Fair
(In thousands)	Level 1	Level 2	Level 3	Value
Asset Category:
Mutual funds - equity
Large-cap value (a)	$1,372	$-	$-	$1,372
Small-cap core (b)	1,801	-	-	1,801
Large-cap Growth (c)	2,068	-	-	2,068
International Core (d)	1,447	-	-	1,447
Common/collective trusts - equity
Large-cap core (e)	-	1,533	-	1,533
Large-cap value (f)	-	771	-	771
Common/collective trusts - fixed income
Market duration fixed (g)	-	1,226	-	1,226
Mutual Funds-Fixed Income
Intermediate duration (h)	2,473	-	-	2,473
Company common stock	-	-	-	-
Cash Equivalents-Money market	-	-	-	-
Total	$9,161	$3,530	$-	$12,691

(a)	This category consists of investments whose sector and industry exposures are maintained within a narrow band around Russell 1000 index. The portfolio holds approximately 150 stocks.
(b)	This category contains stocks whose sector weightings are maintained within a narrow band around those of the Russell 2000 index. The portfolio will typically hold more than 300 stocks.
(c)	This category consists of a pair of mutual funds, one that seeks fast growing large-cap companies with sustainable franchises and positive price momentum, the other invests primarily in large cap growth companies based in the US.
(d)	This category has investments in medium to large non-US companies, including high quality, durable growth companies and companies based in countries with stable economic and political systems.
(e)	This fund tracks the performance of the S&P 500 Index by purchasing the securities represented in the Index in approximately the same weightings as the Index.
(f)	This category contains large-cap stocks with above-average yields. The portfolio typically holds between 60 and 70 stocks.
(g)	This category consists of an index fund that tracks the Barclays Capital U.S. Aggregate Bond Index. The fund invests in Treasury, agency, corporate, mortgage-backed and asset-backed securities.
(h)	This category consists of two funds, one containing a diversified portfolio of high-quality bonds and other fixed income securities, including U.S. Government obligations, mortgage-related and asset backed securities, corporate and municipal bonds, CMOs, and other securities rated Baa or better. The second fund emphasizes a more globally diversified portfolio of higher-quality, intermediate-term bonds.

	At December 31, 2012
				Total Fair
(In thousands)	Level 1	Level 2	Level 3	Value
Asset Category:
Mutual funds - equity
Large-cap value (a)	$1,018	$-	$-	$1,018
Small-cap core (b)	1,339	-	-	1,339
Large-cap core (c)	752	-	-	752
Large-cap value (d)	1,239	-	-	1,239
Common/collective trusts - equity
Large-cap core (e)	-	1,191	-	1,191
Large-cap value (f)	-	595	-	595
Large-cap growth (g)	-	792	-	792
Common/collective trusts - fixed income
Market duration fixed (h)	-	3,860	-	3,860
Cash Equivalents-Money market	-	-	-	-
Total	$4,348	$6,438	$-	$10,786
(a)	This category consists of investments whose sector and industry exposures are maintained within a narrow band around Russell 1000 index. The portfolio holds approximately 150 stocks.
(b)	This category contains stocks whose sector weightings are maintained within a narrow band around those of the Russell 2000 index. The portfolio will typically hold more than 150 stocks.
(c)	This category consists of a mutual fund that seeks fast growing large-cap companies with sustainable franchises and positive price momentum. The portfolio holds 60 to 90 stocks.
(d)	This category has investments in medium to large non-US companies, including high quality, durable growth companies and companies based in countries with stable economic and political systems.
(e)	This fund tracks the performance of the S&P 500 Index by purchasing the securities represented in the Index in approximately the same weightings as the Index.
(f)	This category contains large-cap stocks with above-average yields. The portfolio typically holds between 60 and 70 stocks.
(g)	This category consists of a portfolio of between 35 and 55 stocks of fast growing, predictable, and cyclical large cap growth companies.
(h)	This category consists of an index fund that tracks the Barclays Capital U.S. Aggregate Bond Index. The fund invests in Treasury, agency, corporate, mortgage-backed and asset-backed securities.

Funds that are mutual funds and actively traded qualify as “Level 1” assets because market values are readily available and accessible (“using quoted prices in active markets”).  Funds referred to as “common/collective trusts” are proprietary funds that are not available to the general public, and therefore classified as Level 2.  The value of these are determined based on underlying assets which may be securities having quoted prices in active markets, mutual funds, or fixed income securities whose methodology for determining fair value is described in Note 20.

For the fiscal year ending December 31, 2014, the Bank expects to contribute approximately $36,000 to the postretirement plan. In January 2012, the Bank made a contribution of $2.6 million to the pension plan in response to the unfunded pension liability of $2.6 million recorded at December 31, 2011. No additional contributions were made in 2013. The Company may consider an additional contribution in 2014.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid from both retirement plans:

	Pension	Postretirement
(In thousands)	Benefits	Benefits	Total
Years ending December 31:
2014	$254	$36	$290
2015	260	36	296
2016	264	36	300
2017	282	37	319
2018	291	36	327
Years 2019 - 2023	1,708	158	1,866

The Company also offers a 401(k) plan to its employees. Contributions to this plan by the Company were $228,000 and $208,000 for 2013 and 2012, respectively. In addition, the Company made a $173,000 safe harbor contribution to the plan in 2013.

The Company maintains optional deferred compensation plans for its directors and certain executive officers, whereby fees and income normally received are deferred and paid by the Company based upon a payment schedule commencing at age 65 and continuing monthly for 10 years. Directors must serve on the board for a minimum of 5 years to be eligible for the Plan. At December 31, 2013 and 2012, other liabilities include approximately $1,990,000 and $1,979,000, respectively, relating to deferred compensation. Deferred compensation expense for the years ended December 31, 2013 and 2012 amounted to approximately $208,000 and $217,000, respectively.

The Company has a supplemental executive retirement plan (“SERP”) for the benefit of a retired Chief Executive Officer at December 31, 2013.  A SERP was in place for the benefit of the present Chief Executive Officer at December 31, 2012 but was terminated on December 31, 2012 with the proceeds of the trust distributed on that date.  At December 31, 2013 and 2012, other liabilities included approximately $125,000 and $173,000, respectively, accrued under this plan related only to the retired CEO.  Compensation expense includes approximately $12,000 relating to the supplemental executive retirement plan for the year ended December 31, 2013 and $16,000 for the year ended December 31, 2012.

To assist in the funding of the Company’s benefits under the supplemental executive retirement plan, the Company is the owner of single premium life insurance policies on selected participants. At December 31, 2013 and 2012, the cash surrender values of these policies were $8,268,000 and $8,046,000, respectively.

The Bank adopted a Supplemental Executive Retirement Plan (the “SERP”), effective January 1, 2014. The SERP benefits certain key senior executives of the Bank who are selected by the Board to participate, including our Named Executive Officers. The SERP is intended to provide a benefit from the Bank upon retirement, death, disability or voluntary or involuntary termination of service (other than “for cause”), subject to the requirements of Section 409A of the Internal Revenue Code. Accordingly, the SERP obligates the Bank to make a contribution to each executive’s account on the last business day of each calendar year. In addition, the Bank, may, but is not required to, make additional discretionary contributions to the executive’s accounts from time to time. All executives currently participating in the plan, including the Named Executive Officers, are fully vested in the Bank’s contribution to the plan. In the event the executive is terminated involuntarily or resigns for good reason within 24 months following a change in control, the Bank is required to make additional annual contributions the lesser of: (1) three years or (2) the number of years remaining until the executive’s benefit age, subject to potential reduction to avoid an excess parachute payment under Code Section 280G. In the event of the executive’s death, disability or termination within 24 months after a change in control, the executive’s account will be paid in a lump sum to the executive or his beneficiary, as applicable. In the event executive is entitled to a benefit from the SERP due to retirement or other termination of employment, the benefit will be paid either in a lump sum or in 10 annual installments as detailed in his or her participant agreement.